Significant accounting policies (Policies)	3 Months Ended
Mar. 31, 2024
Significant accounting policies
Basis of preparation
(a)	Basis of preparation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). The consolidated balance sheet as of December 31, 2023 was derived from the audited consolidated financial statements of the Group. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of the Group as of and for the year ended December 31, 2023.

In the opinion of management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of March 31, 2024, the results of operations and cash flows for the three months ended March 31, 2023 and 2024, have been made.

The preparation of the unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reported periods. Items subject to such estimates and assumptions include, but are not limited to, estimate of breakage, the fair value of share-based compensation awards, allowance for doubtful accounts, impairment of inventory and the impairment of long-lived assets. Changes in facts and circumstances may result in revised estimates. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.

The consolidated financial statements are presented in Renminbi (“RMB”), rounded to the nearest thousands except share data and per share data, or otherwise noted.

Certain comparative items in the unaudited condensed consolidated financial statements have been reclassified to conform to the current year’s presentation.

Convenience translation
(b)	Convenience translation

Translations of balances in the unaudited condensed consolidated financial statements from RMB into United States dollars (“USD”) as of and for the three months ended March 31, 2024 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB7.2203 representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 29, 2024. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on March 31, 2024, or at any other rate.

Risks and concentration
(c)	Risks and concentration
(1)	Foreign exchange risk

As the Group’s principal activities are carried out in the PRC, the Group’s transactions are mainly denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions involving RMB must take place through the People’s Bank of China or other institutions authorized to buy and sell foreign exchange. The exchange rates adopted for the foreign exchange transactions are the rates of exchange quoted by the People’s Bank of China that are determined largely by supply and demand.

The management does not expect that there will be any significant currency risk for the Group during the reporting periods.

(2)	Credit risk

The Group’s credit risk primarily arises from cash and cash equivalents, short-term investments, accounts receivable and amounts due from related parties. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.

The Group expects that there is no significant credit risk associated with the cash and cash equivalents, restricted cash and short-term investments which are held by reputable financial institutions. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

Accounts receivable is unsecured and are primarily derived from revenue earned from manachised hotels. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them.

Amounts due from related parties are unsecured and are derived from the hotel reservation payment collected by the related parties on behalf of the Group. The Group believes that it is not exposed to unusual risks as the related parties are reputable travel agencies.

(3)	Concentration

The Group’s hotel operating costs and retail costs include the costs of hotel supplies and retail products purchased from third party vendors. The following table summarizes vendors with greater than 10% of Group’s purchase of products.

	As of	As of
	December 31,	March 31,
	2023	2024
Vendor A	14%	17%